Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥) security	Mar. 31, 2025 JPY (¥) security
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 13,205,503	¥ 21,214,098
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	34,559	123,701
Available-for-sale debt securities, Fair value, 12 months or more	3,746,768	3,762,645
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	321,427	217,766
Available-for-sale debt securities, Fair value, Total	16,952,271	24,976,743
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 355,986	¥ 341,467
Available-for-sale debt securities, Number of securities | security	1,109	1,288
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 11,646,480	¥ 19,809,049
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	22,273	109,736
Available-for-sale debt securities, Fair value, 12 months or more	1,671,333	1,160,183
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	241,280	122,881
Available-for-sale debt securities, Fair value, Total	13,317,813	20,969,232
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 263,553	¥ 232,617
Available-for-sale debt securities, Number of securities | security	252	311
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 0	¥ 30,167
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	0	82
Available-for-sale debt securities, Fair value, 12 months or more	166,380	279,731
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	10,587	9,697
Available-for-sale debt securities, Fair value, Total	166,380	309,898
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 10,587	¥ 9,779
Available-for-sale debt securities, Number of securities | security	202	282
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 1,128,963	¥ 710,517
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	8,090	9,198
Available-for-sale debt securities, Fair value, 12 months or more	1,271,358	1,584,560
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	53,379	73,430
Available-for-sale debt securities, Fair value, Total	2,400,321	2,295,077
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 61,469	¥ 82,628
Available-for-sale debt securities, Number of securities | security	105	104
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 203,323	¥ 206,591
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	3,914	3,069
Available-for-sale debt securities, Fair value, 12 months or more	456,324	413,226
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	14,055	8,455
Available-for-sale debt securities, Fair value, Total	659,647	619,817
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 17,969	¥ 11,524
Available-for-sale debt securities, Number of securities | security	479	483
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 0	¥ 0
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	0	0
Available-for-sale debt securities, Fair value, 12 months or more	113,974	274,894
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	109	211
Available-for-sale debt securities, Fair value, Total	113,974	274,894
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 109	¥ 211
Available-for-sale debt securities, Number of securities | security	5	9
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 55,271	¥ 244,037
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	212	1,193
Available-for-sale debt securities, Fair value, 12 months or more	9,509	1,252
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	42	6
Available-for-sale debt securities, Fair value, Total	64,780	245,289
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 254	¥ 1,199
Available-for-sale debt securities, Number of securities | security	14	25
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 171,466	¥ 213,737
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	70	423
Available-for-sale debt securities, Fair value, 12 months or more	57,890	48,799
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,975	3,086
Available-for-sale debt securities, Fair value, Total	229,356	262,536
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,045	¥ 3,509
Available-for-sale debt securities, Number of securities | security	52	74